EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends and interest on capital
Minimum annual mandatory dividend (as a percent)										30.00%
Related tax benefit arising from the recording of interest on shareholders' capital as financial expense for tax purposes										R$ 127,311
Appropriation of retained earnings
Net income (loss) available to owners of parent										2,303,868	R$ (359,360)	R$ (2,890,811)
Dividends and interest on capital										R$ (770,363)
Dividends and interest on capital
Interest on capital paid (in R$/share)			R$ 0.14	R$ 0.08
Dividends paid (in R$/share)	R$ 0.10	R$ 0.13								R$ 0.10
Outstanding shares	1,696,164,000	1,702,138,000	1,702,095	1,701,894,000						1,696,164,000
Retained earnings
Appropriation of retained earnings
Net income (loss) available to owners of parent										R$ 2,303,868	(359,360)	(2,890,811)
Constitution of legal reserve										(115,193)
Constitution of the tax incentives reserve										(17,051)
Net income (loss) before dividends and interest on capital										2,171,624	(359,360)	(2,890,811)
Dividends and interest on capital										(765,339)
Net income (loss) before constitution of investments and working capital reserve										1,406,285	(359,360)	(2,890,811)
Constitution of investments and working capital reserve										(1,406,285)
Absorption of net loss by investments and working capital reserve											359,360	2,890,811
Total Parent company's interest
Appropriation of retained earnings
Dividends and interest on capital										(765,339)
Dividends and interest on capital
Interest			R$ 238,293	R$ 136,152
Dividends	R$ 169,616	R$ 221,278			R$ 51,020	R$ 51,278	R$ 34,184	R$ 34,152	R$ 51,225
Interest and Dividends										R$ 765,339	R$ 136,482	R$ 85,377
Credit per share (R$)										R$ 0.45	R$ 0.08	R$ 0.05